REVENUE FROM CONTRACTS WITH CUSTOMERS - Schedule of geographic breakdown of revenues (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,756.3	$ 1,353.8	$ 4,465.1	$ 3,547.8
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	574.2	487.8	1,434.3	1,274.6
Greater China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	461.5	312.9	1,317.7	914.2
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	528.5	428.5	1,209.6	1,022.2
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 192.1	$ 124.6	$ 503.5	$ 336.8
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	23.20%	26.50%	22.80%	26.60%
Mainland China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	25.00%	21.70%	28.10%	24.30%